UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  November 30, 2017

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2017 (Unaudited)

		Fair
	Shares	Value
EXCHANGE TRADED FUND - 41.5%
iShares Core S&P 500 Fund (a)(b)(e)
(Cost $11,612,019)	60,491	$16,144,443

	Par
CORPORATE BONDS - 29.2%
Airlines - 0.6%
British Airways
Series 2013-1
4.625%, 06/20/2024 (c)	$212,735	227,031
Banks - 3.1%
Astoria Financial
3.500%, 06/08/2020	250,000	251,573
Barclays
4.375%, 01/12/2026 (d)	200,000	208,189
JPMorgan Chase
4.500%, 01/24/2022	250,000	267,327
PNC Bank
2.450%, 07/28/2022	250,000	248,386
Synchrony Bank
3.000%, 06/15/2022	250,000	248,375
		1,223,850
Chemicals - 0.8%
Sherwin-Williams
3.950%, 01/15/2026	300,000	313,363
Consumer Discretionary - 0.8%
CBS
3.500%, 01/15/2025	300,000	300,880
Consumer Staples - 0.7%
CVS Caremark
6.943%, 01/10/2030	218,416	256,909
Diversified Financial Services - 3.8%
American Express
2.500%, 08/01/2022	250,000	246,957
E*TRADE Financial
2.950%, 08/24/2022 (e)	500,000	496,503
First American Financial
4.600%, 11/15/2024	200,000	207,835
Invesco Financial
3.750%, 01/15/2026 (d)	250,000	259,529
Total System Services
4.800%, 04/01/2026	250,000	271,489
		1,482,313
Energy - 3.5%
Florida Gas Transmission
4.350%, 07/15/2025 (c)	300,000	321,057
ONEOK
4.000%, 07/13/2027	250,000	250,808
Phillips 66
4.650%, 11/15/2034	200,000	216,387
Valero Energy
3.650%, 03/15/2025	300,000	307,689
Williams Partners
3.750%, 06/15/2027	250,000	248,581
		1,344,522
Health Care - 0.8%
Abbott Laboratories
4.750%, 04/15/2043	300,000	327,194
Industrial - 1.8%
Stanley Black & Decker
2.451%, 11/17/2018	200,000	200,961
Textron
4.000%, 03/15/2026	250,000	260,981
Tyco Electronics Group
3.700%, 02/15/2026 (d)	250,000	258,846
		720,788

Insurance - 4.5%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)		250,000	253,208
Assured Guaranty US Holdings
5.000%, 07/01/2024		200,000	217,348
Hanover Insurance Group
4.500%, 04/15/2026		250,000	260,484
Horace Mann Educators
4.500%, 12/01/2025		250,000	260,817
Liberty Mutual Group
4.250%, 06/15/2023 (c)		250,000	264,437
Manulife Financial
4.150%, 03/04/2026 (d)		250,000	264,893
Old Republic International
4.875%, 10/01/2024		200,000	215,476
			1,736,663
Pharmaceuticals - 0.8%
Amgen
5.700%, 02/01/2019		300,000	312,628
Real Estate Investment Trusts - 3.3%
Alexandria Real Estate Equities
4.300%, 01/15/2026		200,000	210,113
Essex Portfolio
3.500%, 04/01/2025		300,000	302,807
Healthcare Trust of America Holdings
3.750%, 07/01/2027		250,000	248,952
Host Hotels & Resorts
Series F
4.500%, 02/01/2026		250,000	262,898
Kimco Realty
3.400%, 11/01/2022		250,000	255,409
			1,280,179
Technology - 0.8%
Hewlett Packard Enterprise
4.900%, 10/15/2025		100,000	104,305
Juniper Networks
4.500%, 03/15/2024		200,000	209,503
			313,808
Telecommunications - 2.2%
AT&T
4.500%, 05/15/2035 (e)		300,000	293,404
Comcast
4.650%, 07/15/2042		250,000	273,689
Verizon Communications
5.250%, 03/16/2037		250,000	272,834
			839,927
Transportation - 1.2%
Kansas City Southern
4.300%, 05/15/2043		250,000	256,421
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)		200,000	204,368
			460,789
Utilities - 0.5%
Oglethorpe Power
4.250%, 04/01/2046		200,000	194,874
Total Corporate Bonds
(Cost $10,969,698)			11,335,718

MORTGAGE BACKED SECURITY - 2.0%
Commercial - 2.0%
Credit Suisse Mortgage Trust
Series 2015-GLPA, Class C
4.138%, 11/15/2037 (c)(e)(f)
(Cost $755,507)		750,000	786,538

	Contracts	Notional
PURCHASED CALL OPTION - 0.0%
CBOE Volatility Index
Expiration: December 2017, Exercise Price: $24.00
Total Purchased Call Option
(Cost $2,844)	79	$189,600	592

	Shares
SHORT-TERM INVESTMENT - 26.7%
First American Government Obligations Fund, Class Z, 0.95% (g)
(Cost $10,401,324)	10,401,324	10,401,324
Total Investments - 99.4%
(Cost $33,741,392)		38,668,615
Other Assets and Liabilities, Net - 0.6%		236,421
Total Net Assets - 100.0%		$38,905,036

(a)
A portion of this security has been deposited as initial margin on open futures contracts is designated as collateral for futures contracts. As of November 30, 2017, the fair value of the collateral was $1,334,450.

(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of November 30, 2017, the fair value of these investments were $1,803,431, or 4.6% of total net assets.

(d)	The Fund had $1,244,665 or 3.2% of net assets in foreign securities at November 30, 2017.
(e)	All or a portion of this security is designated as collateral for futures contracts. As of November 30, 2017, the fair value of the collateral was $17,717,605.
(f)	Variable rate security - The coupon is based on an underlying pool of loans.
(g)	The rate shown is the annualized seven day effective yield as of November 30, 2017.

Schedule of Open Futures Contracts

Futures Contracts Purchased
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
CME S&P 500 Index	23	December 2017	$15,225,425	$131,100	$1,092,140

Futures Contracts Sold
Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
U.S. Treasury 10 Year Note Futures	17	December 2017	$2,113,313	$6,906	$54,534

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$16,144,443	$-	$-	$16,144,443
Corporate Bonds	-	11,335,718	-	11,335,718
Mortgage Backed Security	-	786,538	-	786,538
Purchased Call Option	592	-	-	592
Short-Term Investment	10,401,324	-	-	10,401,324
Total Investments in securities	$26,546,359	$12,122,256	$-	$38,668,615

As of November 30, 2017, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$1,092,140	$-	$-	$1,092,140
Short Futures Contracts	54,534	-	-	54,534
Total	$1,146,674	$-	$-	$1,146,674

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2017, the Fund recognized no transfers to/from Level 1 or Level 2. At November 30, 2017, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2017 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts	$1,092,140	Net Assets - unrealized depreciation on futures contracts	$-
Interest Rate Contracts - Futures		54,534		-
Total		$1,146,674		$-

ADVANTUS MANAGED VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2017 (Unaudited)

			Fair
	Shares		Value
EXCHANGE TRADED FUNDS - 89.3%
iShares Core High Dividend Fund	84,922		$7,547,018
iShares MSCI EAFE Minimum Volatility Fund	141,581		10,301,434
iShares MSCI Emerging Markets Minimum Volatility Fund	40,296		2,385,523
iShares MSCI Germany Fund	49,356		1,640,593
iShares MSCI USA Minimum Volatility Fund (a)(b)	250,874		13,271,235
iShares Short Maturity Bond Fund	39,920		2,004,782
Total Exchange Traded Funds
(Cost $30,851,739)			37,150,585
		Notional
	Contracts	Amount
PURCHASED PUT OPTION - 0.0%
SPDR S&P 500 ETF Trust
Expiration: December 2017, Exercise Price: $2,455.00
Total Purchased Put Options
(Cost $22,096)	32	$7,856,000	3,920

	Shares
SHORT-TERM INVESTMENT - 10.1%
First American Government Obligations Fund, Class Z, 0.95% (c)
(Cost $4,181,835)	4,181,835		4,181,835
Total Investments - 99.4%
(Cost $35,055,670)			41,336,340
Other Assets and Liabilities, Net - 0.6%			239,634
Total Net Assets - 100.0%			$41,575,974

(a)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)
A portion of this security has been deposited as initial margin on open futures contracts, and another portion is designated as collateral for futures contracts. As of November 30, 2017, the fair value of the collateral was $5,290,000.

(c)	The rate shown is the annualized seven day effective yield as of November 30, 2017.

Schedule of Open Futures Contracts
Description	Number of Contracts Purchased	Notional Amount	Expiration Date	Fair Value	Unrealized Appreciation
E-mini S&P 500 Index	23	$3,045,085	December 2017	$26,220	$196,178

Schedule of Written Options
Description	Call/Put	Contracts Written	Notional Amount	Expiration Date	Exercise Price	Fair Value
SPDR S&P 500 ETF Trust (Premiums received $7,382)	Put	32	$7,136,000	December 2017	$2,230	$1,200

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$37,150,585	$-	$-	$37,150,585
Short-Term Investment	4,181,835	-	-	4,181,835
Purchased Put Options	3,920	-	-	3,920
Total Investments in securities	$41,336,340	$-	$-	$41,336,340

As of November 30, 2017, the Fund's investments in other financial instruments* were classified as follows:
Long Futures Contracts	$196,178	$-	$-	$196,178
Written Put Options	1,200	-	-	1,200
Total Other Financial Instruments	$197,378	$-	$-	$197,378

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2017, the Fund recognized no transfers to/from Level 1 or Level 2. At November 30, 2017, the Fund did not hold any Level 3 securities.

Values of Derivative Instruments as of November 30, 2017 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts	$196,178	Net Assets - unrealized depreciation on futures contracts	$-
Equity Contracts - Purchased Options	Net Assets - unrealized appreciation on investments	3,920	Net Assets - unrealized depreciation on investments	-
Equity Contracts - Written Options		1,200		-
Total		$201,298		$-

ADVANTUS STRATEGIC CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2017 (Unaudited)

		Fair
	Par	Value
CORPORATE BONDS - 34.7%
Airlines - 4.8%
Air Canada
Series 2015-1C, Class C
5.000%, 03/15/2020 (a)(b)(d)	$300,000	$308,220
America West Airlines
Series 001G
8.057%, 01/02/2022	85,399	96,501
American Airlines
Series 2013-2B, Class B
5.600%, 01/15/2022 (a)	176,861	184,511
Continental Airlines
Series B
6.000%, 07/12/2020	118,066	121,017
Series 2012-B, Class B
6.250%, 10/11/2021	244,761	258,015
United Airlines
Series 2014-1, Class B
4.750%, 10/11/2023	26,951	28,037
Series 2014-2, Class B
4.625%, 03/03/2024	202,788	210,281
Virgin Australia
Series 2013-1A
5.000%, 04/23/2025 (a)(d)	109,305	113,868
		1,320,450
Automotive - 0.7%
General Motors Financial
3.950%, 04/13/2024	175,000	179,569
Banks - 3.8%
Astoria Financial
3.500%, 06/08/2020	140,000	140,881
Bank of America
4.000%, 01/22/2025 (b)	350,000	361,477
Comerica Bank
Series BKNT
4.000%, 07/27/2025	40,000	41,351
Discover Bank
3.450%, 07/27/2026 (b)	300,000	295,276
SunTrust Banks
Series G
5.050%, 09/15/2025	200,000	204,260
		1,043,245
Diversified Financial Services - 7.6%
Ally Financial
3.250%, 02/13/2018 (b)	250,000	250,500
Citigroup
Series N
5.800%, 11/29/2049	200,000	207,710
Diamond 1 Finance / Diamond 2 Finance
5.450%, 06/15/2023 (a)(b)	300,000	323,949
Jefferies Finance / JFIN Co-Issuer
7.375%, 04/01/2020 (a)	250,000	257,812
JPMorgan Chase
Series V
5.000%, 12/29/2049	250,000	256,875
Morgan Stanley
Series GMTN
2.617% (3 Month LIBOR USD + 1.220%), 05/08/2024 (b)(c)	350,000	357,007
Oaktree Specialty Lending
4.875%, 03/01/2019	200,000	200,506
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (a)	250,000	254,754
		2,109,113

Energy - 4.4%
Antero Resources
5.000%, 03/01/2025	175,000	178,937
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	175,000	190,312
Enterprise Products Operating
4.093% (3 Month LIBOR USD + 2.780%), 06/01/2067 (c)	250,000	245,000
Marathon Petroleum
5.850%, 12/15/2045	150,000	169,435
Tennessee Gas Pipeline
8.375%, 06/15/2032	200,000	260,154
Tesoro Logistics
5.250%, 01/15/2025	150,000	158,438
		1,202,276
Insurance - 3.5%
Anthem
2.950%, 12/01/2022	175,000	175,371
4.375%, 12/01/2047	135,000	139,368
Chubb
3.609% (3 Month LIBOR USD + 2.250%), 03/29/2067 (b)(c)	400,000	397,500
Liberty Mutual Group
4.250%, 06/15/2023 (a)	250,000	264,437
		976,676
Mining - 0.7%
Coeur Mining
5.875%, 06/01/2024	200,000	199,250
Real Estate - 0.4%
Hospitality Properties Trust
4.500%, 06/15/2023	100,000	105,028
Retail - 1.7%
CVS
5.880%, 01/10/2028	247,992	273,386
6.036%, 12/10/2028	92,430	102,560
Newell Brands
5.000%, 11/15/2023	95,000	100,547
		476,493
Technology - 0.7%
Microsoft
2.875%, 02/06/2024	200,000	202,372
Telecommunications - 1.8%
AT&T
3.950%, 01/15/2025 (b)	250,000	254,951
Frontier Communications
8.125%, 10/01/2018	250,000	248,750
		503,701
Utilities - 4.6%
AmeriGas Partners
5.500%, 05/20/2025	175,000	178,281
Dominion Resources
5.750%, 10/01/2054 (b)	312,000	337,740
Entergy Texas
3.450%, 12/01/2027 (b)	270,000	269,102
IPALCO Enterprises
3.700%, 09/01/2024 (a)	100,000	99,688
PPL Capital Funding
3.998% (3 Month LIBOR USD + 2.670%), 03/30/2067 (b)(c)	400,000	393,500
		1,278,311
Total Corporate Bonds
(Cost $9,393,595)		9,596,484

	Par
U.S. GOVERNMENT SECURITIES - 18.3%
U.S. Treasury Bonds - 18.3%
1.125%, 09/30/2021 (b)(e)	$700,000	676,321
1.875%, 09/30/2022	150,000	148,192
2.000%, 10/31/2022 (b)	1,425,000	1,416,038
2.125%, 09/30/2024 (b)	550,000	543,684
2.250%, 10/31/2024	200,000	199,242
2.375%, 05/15/2027 (b)	262,000	260,920
2.250%, 11/15/2027 (b)	1,530,000	1,507,678
2.750%, 08/15/2047 (b)	315,000	309,709
Total U.S. Government Securities
(Cost $5,105,290)		5,061,784

Shares

PREFERRED STOCKS - 2.7%
Diversified Financial Services - 0.7%
Carlyle Group, Series A, 5.875%	8,000	200,720
Transportation - 1.0%
BNSF Funding Trust I
6.613%, 12/15/2055	250,000	286,875
Utilities - 1.0%
Alabama Power, Series A, 5.000%	10,000	266,500
Total Preferred Stocks
(Cost $734,261)		754,095

ASSET BACKED SECURITY - 0.4%
Airlines - 0.4%
Hawaiian Airlines
Series 13-1, Class B	Par
4.950%, 07/15/2023
(Cost $116,806)	$113,873	117,767

	Shares
SHORT-TERM INVESTMENTS - 25.9%
Money Market Fund - 22.0%
First American Government Obligations Fund, Class Z, 0.95% (f)	6,088,643	6,088,643

United States Treasury Bill - 3.9%	Par
1.229%, 03/02/2018 (b)(g)	$1,100,000	1,096,583
Total Short-Term Investments
(Cost $7,185,208)		7,185,226
Total Investments - 82.0%
(Cost $22,535,160)		22,715,356
Other Assets and Liabilities, Net - 18.0%		4,986,783
Total Net Assets - 100.0%		$27,702,139

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser unless indentified by footnote (e).  As of November 30, 2017, the fair value of these investments were $1,807,239 or 6.5% of total net assets.

(b)	All or a portion of this security is designated as collateral for futures contracts. As of November 30, 2017, the fair value of the collateral was $9,360,155.
(c)	Variable rate security - The rate shown is the rate in effect as of November 30, 2017.
(d)	The portfolio had $422,088 or 1.5% of net assets in foreign securities as of November 30, 2017.
(e)	A portion of this security has been deposited as initial margin on open futures contracts.
(f)	The rate shown is the annualized seven day effective yield as of November 30, 2017.
(g)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2017.

Schedule of Open Futures Contracts
Futures Contracts Purchased
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
U.S. Treasury 10 Year Note Futures	17	March 2018	$2,108,797	$(7,172)	$(11,287)
U.S. Treasury 2 Year Note Futures	12	March 2018	2,572,875	(1,500)	(1,347)
CME Ultra Long Term U.S. Treasury Bond Futures	9	March 2018	1,365,469	(4,219)	(3,403)
U.S. Treasury 5 Year Note Futures	27	March 2018	3,141,281	(7,593)	(10,072)
				$(20,484)	$(26,109)
Futures Contracts Sold
Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
CME Ultra Long Term U.S. Treasury Bond Futures	14	March 2018	$2,308,250	$6,125	$16,091

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2017:

		Level 1	Level 2	Level 3	Total
	Corporate Bonds	$-	$9,596,484	$-	$9,596,484
	U.S. Government Securities	-	5,061,784	-	5,061,784
	Preferred Stock	-	754,095	-	754,095
	Asset Backed Securities	-	117,767	-	117,767
	Short-Term Investments	6,088,643	1,096,583	-	7,185,226
	Total investments in securities	$6,088,643	$16,626,713	$-	$22,715,356

	As of November 30, 2017, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$(26,109)	$-	$-	$(26,109)
	Short Futures Contracts	16,091	-	-	16,091
	Total	$(10,018)	$-	$-	$(10,018)
*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the investment.

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2017, the Fund recognized no transfers to/from Level 1 or Level 2. At November 30, 2017, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2017 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$-	Net Assets - unrealized depreciation on futures contracts	$(10,018)
Total		$-		$(10,018)
*Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2017 (Unaudited)

		Fair
	Shares	Value
REIT COMMON STOCKS - 48.0%
Health Care - 7.3%
Community Healthcare Trust	6,100	$166,286
HCP	17,538	463,705
Healthcare Trust of America, Class A	29,914	915,069
LTC Properties	6,700	307,128
National Health Investors	8,181	638,118
OMEGA Healthcare Investors	6,778	181,989
Physicians Realty Trust	30,915	552,451
Sabra Health Care REIT	64,999	1,250,581
Welltower	21,631	1,459,227
		5,934,554
Hotels - 3.2%
Apple Hospitality	20,400	397,392
Chatham Lodging Trust	6,246	141,722
Chesapeake Lodging Trust	3,625	104,545
Hersha Hospitality Trust	24,000	421,200
Hospitality Properties Trust	27,300	818,727
LaSalle Hotel Properties	5,600	159,264
Pebblebrook Hotel Trust	4,111	158,150
Summit Hotel Properties	27,700	418,547
		2,619,547
Industrial - 4.2%
Duke Realty	9,600	270,048
Prologis	26,001	1,722,047
STAG Industrial	49,284	1,394,737
		3,386,832
Mortgage - 2.1%
Blackstone Mortgage Trust, Class A	17,647	577,410
Ladder Capital	24,597	335,749
Starwood Property Trust	35,900	778,312
		1,691,471
Multi-Family - 7.5%
American Campus Communities	17,600	745,888
AvalonBay Communities	7,900	1,432,507
Camden Property Trust	12,578	1,148,120
Education Realty Trust	2,900	106,053
Mid-America Apartment Communities	13,379	1,370,545
Sun Communities	5,709	531,279
UDR	18,900	743,337
		6,077,729
Net Lease - 2.3%
Agree Realty	23,212	1,147,601
EPR Properties	10,315	699,564
		1,847,165
Office - 5.2%
Brandywine Realty Trust	71,600	1,233,668
Corporate Office Properties Trust	26,360	799,762
Government Properties Income Trust	15,300	285,345
Highwoods Properties	21,800	1,107,222
Hudson Pacific Properties	6,200	220,906
SL Green Realty	5,300	541,819
		4,188,722
Other - 7.8%
Colony NorthStar, Class A	69,411	846,120
CoreSite Realty	2,500	283,700
CubeSmart	5,500	156,970
CyrusOne	3,049	185,257
Digital Realty Trust	12,712	1,483,490
Extra Space Storage	6,543	558,511
Hannon Armstrong Sustainable Infrastructure Capital	20,300	482,531
Life Storage	2,200	197,582
OUTFRONT Media	10,400	243,984
Public Storage	4,500	959,040
Uniti Group	24,612	396,253
Weyerhaeuser Company	13,700	484,706
		6,278,144

Retail - 8.4%
GGP	19,800	465,300
Kimco Realty	45,900	850,068
Kite Realty Group Trust	16,098	309,565
Macerich	3,400	220,150
National Retail Properties	9,000	369,630
Regency Centers	5,800	393,298
Retail Opportunity Investments	60,936	1,192,517
Simon Property Group	13,700	2,215,975
Washington Prime Group	12,900	91,719
Weingarten Realty Investors	22,021	725,592
		6,833,814
Total REIT Common Stocks
(Cost $34,675,785)		38,857,978

OTHER COMMON STOCKS - 17.5%
Energy - 1.0%
Kinder Morgan	17,600	303,248
Targa Resources	10,900	473,060
		776,308
Infrastructure - 3.5%
Brookfield Infrastructure Partners (a)	25,900	1,109,556
Macquarie Infrastructure Company	25,600	1,709,568
		2,819,124
Real Estate Operating Company - 0.9%
Brookfield Property Partners (a)	33,900	741,732
Telecommunications - 2.0%
Crown Castle International	14,400	1,627,200
Utilities - 10.1%
AES	93,400	988,172
American Electric Power Company	8,110	629,580
Dominion Resources	10,070	847,189
DTE Energy	2,547	294,357
Duke Energy	2,400	214,032
Exelon	34,100	1,422,311
Great Plains Energy	27,500	943,525
NRG Yield - Class A	48,500	912,285
Pinnacle West Capital	2,100	192,801
SCANA	8,200	353,994
South Jersey Industries	30,641	1,037,504
Southern Company	7,200	368,640
		8,204,390
Total Other Common Stocks
(Cost $11,971,158)		14,168,754

REIT PREFERRED STOCKS - 10.1%
Hotels - 3.5%
Hersha Hospitality Trust, Series E, 6.500%	16,000	404,160
LaSalle Hotel Properties, Series I, 6.375%	26,100	658,242
Pebblebrook Hotel Trust, Series D, 6.375%	16,100	417,795
Summit Hotel Properties, Series C, 7.125%	13,457	340,328
Summit Hotel Properties, Series D, 6.450%	15,400	389,004
Summit Hotel Properties, Series E, 6.250%	10,100	248,359
Sunstone Hotel Investors, Series E, 6.950%	14,817	395,762
		2,853,650
Industrial - 0.2%
Stag Industrial, Series C, 6.875%	5,800	154,280
Office - 1.0%
PS Business Parks, Series U, 5.750%	14,130	358,054
PS Business Parks, Series W	19,200	486,720
		844,774
Other - 1.3%
Colony NorthStar, Class H, 7.125%	33,400	838,674
Digital Realty Trust, Series I, 6.350%	7,000	190,470
		1,029,144
Net Lease - 0.5%
EPR Properties, Series G, 5.750%	17,700	435,774
Retail - 2.9%
CBL & Associates Properties, Series E, 6.625%	22,300	479,004
Investors Real Estate Trust, Series C, 6.625%	10,800	278,208
Kimco Realty, Series K, 5.625%	12,333	313,011
National Retail Properties, Series E, 5.700%	22,741	578,304
Pennsylvania Real Estate Investment Trust, Series D, 6.875%	14,900	373,990
Saul Centers, Series C, 6.875%	11,700	296,712
		2,319,229

Single-Family - 0.7%
American Homes 4 Rent, Series F, 5.875%	22,800	591,204
Total Preferred Stocks
(Cost $7,813,815)		8,228,055

MASTER LIMITED PARTNERSHIPS - 10.1%
Energy - 10.1%
Cheniere Energy Partners	14,700	395,577
Energy Transfer Partners	50,356	836,413
Enlink Midstream Partners	9,193	146,996
Enterprise Products Partners	44,084	1,085,789
Equity Midstream Partners	3,790	260,070
Genesis Energy	10,000	214,700
Magellan Midstream Partners	6,001	402,067
MPLX	31,418	1,126,649
NextEra Energy Partners	17,600	686,928
PBF Logistics	27,764	546,951
Spectra Energy Partners	12,110	495,541
Sprague Resources	17,555	425,709
Tallgrass Energy Partners	9,300	408,456
Valero Energy Partners	5,300	220,268
Western Gas Partners	13,188	591,086
Williams Partners	10,061	369,239

Total Master Limited Partnerships
(Cost $7,228,878)		8,212,439

U.S. GOVERNMENT SECURITIES - 10.1%	Par
U.S. Treasury Bonds - 10.1%
1.250%, 07/15/2020 (b)	$565,875	583,738
1.125%, 01/15/2021 (b)	564,150	580,482
0.625%, 07/15/2021 (b)	547,555	557,202
0.125%, 07/15/2022 (b)	536,650	534,357
0.125%, 01/15/2023 (b)	427,720	422,959
0.375%, 07/15/2023 (b)	530,295	532,220
0.125%, 07/15/2024 (b)	1,117,430	1,098,554
2.375%, 01/15/2025 (b)	1,309,410	1,483,483
0.375%, 07/15/2025 (b)	416,320	413,806
0.625%, 01/15/2026 (b)	571,313	575,450
3.875%, 04/15/2029 (b)	750,695	1,012,099
2.125%, 02/15/2040 (b)	285,485	361,825
Total U.S. Government Securities
(Cost $8,294,279)		8,156,175

CORPORATE BONDS - 1.9%
Real Estate - 0.4%
CyrusOne LP / CyrusOne Finance
5.000%, 03/15/2024 (c)	300,000	312,750
Telecommunications - 0.6%
AT&T
4.450%, 04/01/2024	500,000	528,250
Utilities - 0.9%
NRG Energy
6.625%, 01/15/2027	650,000	703,625
Total Corporate Bonds
(Cost $1,475,384)		1,544,625
	Shares
OTHER PREFERRED STOCK - 0.6%
Energy - 0.6%
Kinder Morgan, Series A, 9.750%
(Cost $666,317)	13,890	495,040

CLOSED-END FUND - 0.6%
Blackrock Floating Rate Income Strategies Fund
(Cost $459,362)	35,022	486,456

EXCHANGE TRADED FUND - 0.4%
PowerShares DB Commodity Index Tracking Fund (d)
(Cost $243,973)	18,700	302,192

SHORT-TERM INVESTMENT - 1.0%
First American Government Obligations Fund, Class Z, 0.95% (e)
(Cost $819,450)	819,450	819,450
Total Investments - 100.3%
(Cost $73,648,401)		81,271,164
Other Assets and Liabilities, Net - (0.3)%		(248,821)
Total Net Assets - 100.0%		$81,022,343

(a) The Fund had $1,851,288 or 2.3% of net assets in foreign securities at November 30, 2017.
(b)
U.S. Treasury inflation-protected security (TIPS).  TIPS are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  This security is determined to be liquid by the Advisor.  As of November 30, 2017, the fair value of this investment was $312,750, or 0.4% of total net assets.

(d) Non-income producing security.
(e) The rate shown is the annualized seven day effective yield as of November 30, 2017.
REIT-Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market prices for similar instruments interest rates prepayment speeds credit risk yield curves default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$38,857,978	$-	$-	$38,857,978
Other Common Stocks	14,168,754	-	-	14,168,754
REIT Preferred Stocks	8,228,055	-	-	8,228,055
Master Limited Partnerships	8,212,439	-	-	8,212,439
U.S. Government Securities	-	8,156,175	-	8,156,175
Corporate Bonds	-	1,544,625	-	1,544,625
Other Preferred Stock	495,040	-	-	495,040
Closed-End Fund	486,456	-	-	486,456
Exchange Traded Funds	302,192	-	-	302,192
Short-Term Investment	819,450	-	-	819,450
Total Investments	$71,570,364	$9,700,800	$-	$81,271,164

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2017, the Fund transferred two securities with a total value of $812,522 out of Level 2 into Level 1 due to a change from a mean price to a close price. The Fund did not invest in any Level 3 investments during the period.

Item 1. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 2. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  January 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date  January 10, 2018

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                               Brian R. Wiedmeyer, Treasurer

Date  January 10, 2018